Intangible assets and goodwill - Intangible Assets and Goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 92,816
Impairment loss	(23,564)	$ (4,964)
Ending balance	129,549	92,816
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,511
Ending balance	572	3,511
Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	7,489
Ending balance	7,766	7,489
Brand name
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	8,443
Ending balance	10,675	8,443
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0
Ending balance	17,896	0
Supplier relationship
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0
Ending balance	2,519	0
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	73,373
Ending balance	90,120	73,373
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	140,092	142,730
Additions	211	1,382
Additions from business combinations	65,222	503
Impairment loss	(33,185)	(4,964)
Foreign currency translation	861	441
Ending balance	173,201	140,092
Cost | Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	11,986	11,310
Additions	211	603
Additions from business combinations	0	0
Impairment loss	(10,721)	0
Foreign currency translation	238	73
Ending balance	1,714	11,986
Cost | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	46,148	46,269
Additions	0	(125)
Additions from business combinations	2,634	4
Impairment loss	0	0
Foreign currency translation	18	0
Ending balance	48,800	46,148
Cost | Brand name
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	8,585	8,948
Additions	0	1,000
Additions from business combinations	10,295	0
Impairment loss	(7,657)	(1,497)
Foreign currency translation	162	134
Ending balance	11,385	8,585
Cost | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Additions	0	0
Additions from business combinations	18,383	0
Impairment loss	0	0
Foreign currency translation	130	0
Ending balance	18,513	0
Cost | Supplier relationship
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Additions	0	0
Additions from business combinations	2,650	0
Impairment loss	0	0
Foreign currency translation	18	0
Ending balance	2,668	0
Cost | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	73,373	76,203
Additions	0	(96)
Additions from business combinations	31,260	499
Impairment loss	(14,807)	(3,467)
Foreign currency translation	295	234
Ending balance	90,121	73,373
Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(47,276)	(39,245)
Impairment loss	(9,621)
Amortization	(5,763)	(8,015)
Foreign currency translation	(234)	(16)
Ending balance	(43,652)	(47,276)
Accumulated amortization | Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(8,475)	(6,291)
Impairment loss	(9,621)
Amortization	(2,120)	(2,168)
Foreign currency translation	(168)	(16)
Ending balance	(1,142)	(8,475)
Accumulated amortization | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(38,659)	(32,954)
Impairment loss	0
Amortization	(2,372)	(5,705)
Foreign currency translation	(3)	0
Ending balance	(41,034)	(38,659)
Accumulated amortization | Brand name
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(142)	0
Impairment loss	0
Amortization	(533)	(142)
Foreign currency translation	(35)	0
Ending balance	(710)	(142)
Accumulated amortization | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Impairment loss	0
Amortization	(594)	0
Foreign currency translation	(23)	0
Ending balance	(617)	0
Accumulated amortization | Supplier relationship
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Impairment loss	0
Amortization	(144)	0
Foreign currency translation	(5)	0
Ending balance	(149)	0
Accumulated amortization | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Impairment loss	0
Amortization	0	0
Foreign currency translation	0	0
Ending balance	$ 0	$ 0